Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” (as defined by SEC rules) and certain financial performance metrics of the Corporation for the last two fiscal years. In determining the “compensation actually paid” to our named executive officers, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table (“SCT”) in previous years, as the SEC’s valuation methods for this section differ from those required in the SCT. The table below summarizes compensation values both as previously reported in our SCT, as well as the adjusted values required in this section.

The following table sets forth information concerning the compensation of our principal executive officer, or “PEO,” and, on an average basis, the compensation of our other named executive officers, or “NEOs,” for each of the years ending December 31, 2024, 2023, and 2022, as such compensation relates to our financial performance for each such year. The PEO for each of the years presented within the following tables was Frederick H. Earnest, President, Chief Executive Officer and Director. The NEO's for each of the years presented were Douglas L. Tobler, Chief Financial

Officer and John W. Rozelle, former Senior Vice President for 2022 and 2023 and Douglas L. Tobler, Chief Financial Officer and Pamela A. Solly, Vice President of Investor Relations for 2024.

	Total for PEO	to PEO(1)	SCT Total for Non-PEO	to NEOs(2)		in thousands)
Year	SCT Total for PEO	Compensation Actually Paid to PEO(1)	Average SCT Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(3)	Net Income/ (Loss) (Dollars in thousands)
2024	$582,013	$793,383	$326,808	$407,694	$78.87	$11,249
2023	$566,190	$585,128	$343,611	$350,464	$63.38	($6,585)
2022	$506,030	$486,562	$334,190	$323,796	$70.42	($4,931)

(1)   The dollar amounts reported for the PEO under “Compensation Actually Paid” represent the amount of “Compensation Actually Paid” to the PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the PEO’s total compensation for each year to determine the compensation actually paid:

Reconciliation of PEO SCT Total and Compensation Actually Paid	2024	2023	2022
Total Compensation as reported in SCT	$582,013	$566,190	$506,030
Fair value of equity awards granted during year as reported in SCT	$(140,280)	$(142,177)	$(143,830)
Fair value of equity compensation granted in current year—value at end of year-end	$334,320	$174,150	$121,000
Change in fair value for end of prior year to vesting date for awards made in prior years that vested during current year	$(8,230)	$5,108	$49,965
Change in fair value from end of prior year to end of current year for awards made in prior years that were unvested at end of current year	$41,873	$(11,783)	$(44,590)
Fair value of awards forfeited in current year determined at end of prior year	$(16,313)	$(6,359)	$(2,013)
Compensation Actually Paid	$793,383	$585,128	$486,562

(2)  The dollar amounts reported for the NEOs under “Compensation Actually Paid” represent the average amount of “Compensation Actually Paid” to the NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEOs’ average total compensation for each year to determine the compensation actually paid:

Reconciliation of NEO SCT Total and Compensation Actually Paid	2024	2023	2022
Total Compensation as reported in SCT	$326,808	$343,611	$334,190
Fair value of equity awards granted during year as reported in SCT	$(53,690)	$(56,391)	$(64,490)
Fair value of equity compensation granted in current year—value at end of year-end	$127,960	$69,075	$54,250
Change in fair value for end of prior year to vesting date for awards made in prior years that vested during current year	$(3,145)	$2,305	$21,276
Change in fair value from end of prior year to end of current year for awards made in prior years that were unvested at end of current year	$16,005	$(5,283)	$(20,125)
Fair value of awards forfeited in current year determined at end of prior year	$(6,244)	$(2,854)	$(1,305)
Compensation Actually Paid	$407,694	$350,464	$323,796

(1)	For purposes of calculating the cumulative total Shareholder return, the measurement period is the market close on the last trading day of 2021, through and including the end of the year for which cumulative total Shareholder return is being calculated.

Analysis of the Information Presented in the Pay Versus Performance Tables

Because we are not a production stage mining company, we did not have any revenue from continuing operations during the periods presented. Consequently, we have not historically focused on net income (loss) as a performance measure for our executive compensation programs. In 2022, and 2023 our net losses were approximately $4.9 million and approximately $6.6 million, respectively, and our net income in 2024 was approximately $11.2 million. During the same periods the compensation actually paid to our PEO increased from $486,562 in 2022 to $585,128 in 2023 and to $793,383 in 2024. The average compensation actually paid to our other NEOs increased from $323,796 in 2022 to $350,464 in 2023 and $407,694 in 2024.

Named Executive Officers, Footnote

The following table sets forth information concerning the compensation of our principal executive officer, or “PEO,” and, on an average basis, the compensation of our other named executive officers, or “NEOs,” for each of the years ending December 31, 2024, 2023, and 2022, as such compensation relates to our financial performance for each such year. The PEO for each of the years presented within the following tables was Frederick H. Earnest, President, Chief Executive Officer and Director. The NEO's for each of the years presented were Douglas L. Tobler, Chief Financial

Officer and John W. Rozelle, former Senior Vice President for 2022 and 2023 and Douglas L. Tobler, Chief Financial Officer and Pamela A. Solly, Vice President of Investor Relations for 2024.

PEO Total Compensation Amount	$ 582,013	$ 566,190	$ 506,030
PEO Actually Paid Compensation Amount	$ 793,383	585,128	486,562
Adjustment To PEO Compensation, Footnote

(1)   The dollar amounts reported for the PEO under “Compensation Actually Paid” represent the amount of “Compensation Actually Paid” to the PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the PEO’s total compensation for each year to determine the compensation actually paid:

Reconciliation of PEO SCT Total and Compensation Actually Paid	2024	2023	2022
Total Compensation as reported in SCT	$582,013	$566,190	$506,030
Fair value of equity awards granted during year as reported in SCT	$(140,280)	$(142,177)	$(143,830)
Fair value of equity compensation granted in current year—value at end of year-end	$334,320	$174,150	$121,000
Change in fair value for end of prior year to vesting date for awards made in prior years that vested during current year	$(8,230)	$5,108	$49,965
Change in fair value from end of prior year to end of current year for awards made in prior years that were unvested at end of current year	$41,873	$(11,783)	$(44,590)
Fair value of awards forfeited in current year determined at end of prior year	$(16,313)	$(6,359)	$(2,013)
Compensation Actually Paid	$793,383	$585,128	$486,562

Non-PEO NEO Average Total Compensation Amount	$ 326,808	343,611	334,190
Non-PEO NEO Average Compensation Actually Paid Amount	$ 407,694	350,464	323,796
Adjustment to Non-PEO NEO Compensation Footnote

(2)  The dollar amounts reported for the NEOs under “Compensation Actually Paid” represent the average amount of “Compensation Actually Paid” to the NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEOs’ average total compensation for each year to determine the compensation actually paid:

Reconciliation of NEO SCT Total and Compensation Actually Paid	2024	2023	2022
Total Compensation as reported in SCT	$326,808	$343,611	$334,190
Fair value of equity awards granted during year as reported in SCT	$(53,690)	$(56,391)	$(64,490)
Fair value of equity compensation granted in current year—value at end of year-end	$127,960	$69,075	$54,250
Change in fair value for end of prior year to vesting date for awards made in prior years that vested during current year	$(3,145)	$2,305	$21,276
Change in fair value from end of prior year to end of current year for awards made in prior years that were unvested at end of current year	$16,005	$(5,283)	$(20,125)
Fair value of awards forfeited in current year determined at end of prior year	$(6,244)	$(2,854)	$(1,305)
Compensation Actually Paid	$407,694	$350,464	$323,796

Compensation Actually Paid vs. Total Shareholder Return
Total Shareholder Return Amount	$ 78.87	63.38	70.42
Net Income (Loss)	$ 11,249,000	(6,585,000)	(4,931,000)
PEO Name	Frederick H. Earnest
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (140,280)	(142,177)	(143,830)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	334,320	174,150	121,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	41,873	(11,783)	(44,590)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,230)	5,108	49,965
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,313)	(6,359)	(2,013)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(53,690)	(56,391)	(64,490)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	127,960	69,075	54,250
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,005	(5,283)	(20,125)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,145)	2,305	21,276
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,244)	$ (2,854)	$ (1,305)